OPERATING LEASES (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Operating Leases Maturity (Table Text Block)
The future lease payments receivable from operating leases as of December 31, 2024 are as follows:

(Dollars in thousands)	Undiscounted cash flows
2025	$61,401
2026	50,954
2027	34,731
2028	18,892
2029	10,302
Thereafter	3,827
Total operating lease payments	$180,107